UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST

On behalf of the following series:

BBH Money Market Fund

(Exact name of registrant as specified in charter)

140 Broadway, New York, NY 10005

(Address of principal executive offices) (Zip Code)

Corporation Services Company

2711 Centerville Road, Suite 400, Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 625-5759

Date of fiscal year end: June 30

Date of reporting period: December 31, 2011

Item 1. Report to Stockholders.

Semi-Annual Report

DECEMBER 31, 2011

BBH Money Market Fund

BBH MONEY MARKET FUND
PORTFOLIO ALLOCATION
December 31, 2011 (unaudited)

BREAKDOWN BY SECURITY TYPE AND OTHER ASSETS

	U.S. $ Value	Percent of Net Assets
Certificates of Deposit	$512,555,852	24.8%
Commercial Paper	305,438,458	14.8
Municipal Bonds	263,984,000	12.8
U.S. Government Agency Obligations	474,986,435	22.9
Time Deposits	270,000,000	13.0
Repurchase Agreements	235,000,000	11.4
Cash and Other Assets in Excess of Liabilities	6,953,889	0.3
NET ASSETS	$2,068,918,634	100.0%

All data as of December 31, 2011. The BBH Money Market Fund’s (the “Fund”) breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
December 31, 2011 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CERTIFICATES OF DEPOSIT (24.8%)
$44,900,000	Bank of Montreal	01/09/12	0.070%	$44,900,000
25,000,000	Bank of Nova Scotia	01/27/12	0.310	25,000,000
20,000,000	Bank of Nova Scotia	02/01/12	0.300	20,000,000
45,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	01/10/12	0.300	45,000,113
25,000,000	Citibank N.A.	01/20/12	0.250	25,000,000
20,000,000	Citibank N.A.	02/07/12	0.220	20,000,000
40,000,000	Credit Suisse	02/06/12	0.370	40,000,000
22,500,000	Deutsche Bank AG1	01/19/12	0.706	22,501,972
20,000,000	DnB NOR Bank ASA	02/06/12	0.380	20,001,198
25,400,000	DnB NOR Bank ASA	03/12/12	0.510	25,400,000
45,000,000	Rabobank Nederland NV	02/01/12	0.400	45,000,429
34,750,000	Royal Bank of Scotland, Plc.	01/31/12	0.400	34,750,000
50,000,000	Standard Chartered Bank	03/16/12	0.540	50,001,040
25,000,000	Svenska Handelsbanken AB	03/01/12	0.475	25,000,208
25,000,000	Svenska Handelsbanken AB	03/20/12	0.490	25,000,548
25,000,000	Toronto-Dominion Bank	01/09/12	0.065	25,000,000
20,000,000	Toronto-Dominion Bank	02/01/12	0.230	20,000,344
	Total Certificates of Deposit			512,555,852

	COMMERCIAL PAPER (14.8%)
35,000,000	Barclays U.S. Funding Corp.[2]	01/03/12	0.090	34,999,825
40,000,000	Barclays U.S. Funding Corp.[2]	01/09/12	0.200	39,998,222
8,495,000	DeKalb County Development Authority	01/04/12	0.160	8,495,000
40,000,000	ING US Funding LLC[2]	01/04/12	0.250	39,999,167
10,000,000	ING US Funding LLC[2]	01/06/12	0.240	9,999,667
20,000,000	ING US Funding LLC[2]	01/10/12	0.150	19,999,250
8,000,000	Inova Health System Foundation[2]	03/14/12	0.200	7,996,755
8,000,000	Johns Hopkins University	01/25/12	0.240	8,000,000
40,000,000	National Australia Funding
	Delaware, Inc.[2,3]	03/19/12	0.120	39,989,600
10,000,000	National Australia Funding
	Delaware, Inc.[2,3]	04/02/12	0.290	9,992,589
35,000,000	Societe Generale North America, Inc.[2]	01/04/12	0.390	34,998,862
8,000,000	Texas Tech University	01/05/12	0.120	8,000,000

The accompanying notes are an integral part of these financial statements.

Financial Statement December 31, 2011	3

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2011 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL PAPER (continued)
$35,000,000	UBS Finance Delaware LLC[2]	02/27/12	0.551%	$34,969,521
8,000,000	University of Texas System	01/05/12	0.120	8,000,000
	Total Commercial Paper			305,438,458

	MUNICIPAL BONDS (12.8%)
6,775,000	Bay Area Toll Authority[4]	01/06/12	0.040	6,775,000
1,700,000	Buncombe County, North Carolina[4]	01/06/12	0.190	1,700,000
2,000,000	Buncombe County, North Carolina[4]	01/06/12	0.190	2,000,000
2,000,000	Buncombe County, North Carolina[4]	01/06/12	0.190	2,000,000
17,000,000	California State Health Facilities
	Financing Authority[4]	01/06/12	0.070	17,000,000
6,000,000	Charleston, South Carolina,
	Waterworks & Sewer[4]	01/06/12	0.070	6,000,000
2,250,000	Charlotte, North Carolina[4]	01/06/12	0.090	2,250,000
9,290,000	Charlotte, North Carolina[4]	01/06/12	0.090	9,290,000
17,000,000	Connecticut State Health & Educational
	Facility Authority[4]	01/06/12	0.010	17,000,000
4,715,000	Guilford County, North Carolina[4]	01/06/12	0.070	4,715,000
5,345,000	Houston, Texas, Higher Education
	Finance Corp.[4]	01/06/12	0.070	5,345,000
9,830,000	Illinois State Finance Authority[4]	01/06/12	0.070	9,830,000
8,021,000	Illinois State Finance Authority[4]	01/06/12	0.080	8,021,000
13,995,000	Kansas State Department
	of Transportation[4]	01/06/12	0.070	13,995,000
14,673,000	Massachusetts State Development
	Finance Agency[4]	01/06/12	0.080	14,673,000
12,100,000	Massachusetts State Health &
	Educational Facilities Authority[4]	01/06/12	0.020	12,100,000
16,395,000	Massachusetts State Health &
	Educational Facilities Authority[4]	01/06/12	0.090	16,395,000
13,895,000	Metropolitan Water District of
	Southern California[4]	01/06/12	0.030	13,895,000
2,485,000	New Hampshire State Health &
	Education Facilities Authority[4]	01/06/12	0.060	2,485,000

The accompanying notes are an integral part of these financial statements.

4

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2011 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
$13,425,000	New Hampshire State Health &
	Education Facilities Authority[4]	01/06/12	0.060%	$13,425,000
3,665,000	New Jersey State Educational
	Facilities Authority[4]	01/06/12	0.070	3,665,000
4,605,000	New York State Dormitory Authority[4]	01/06/12	0.060	4,605,000
4,500,000	North Carolina State Capital Facilities
	Finance Agency[4]	01/06/12	0.100	4,500,000
5,130,000	North Carolina State Medical
	Care Commission[4]	01/06/12	0.060	5,130,000
4,995,000	State of Ohio[4]	01/06/12	0.060	4,995,000
1,000,000	Oklahoma State Turnpike Authority[4]	01/03/12	0.060	1,000,000
17,000,000	Pennsylvania State Turnpike
	Commission[4]	01/06/12	0.090	17,000,000
6,200,000	Private Colleges & Universities
	Authority[4]	01/06/12	0.060	6,200,000
16,300,000	San Diego County, California, Regional
	Transportation Commission[4]	01/06/12	0.090	16,300,000
7,185,000	Tempe, Arizona[4]	01/06/12	0.100	7,185,000
14,510,000	University of Michigan[4]	01/06/12	0.060	14,510,000
	Total Municipal Bonds			263,984,000

	U.S. GOVERNMENT AGENCY
	OBLIGATIONS (22.9%)
40,000,000	Fannie Mae Discount Notes[2]	03/01/12	0.015	39,999,000
80,000,000	Fannie Mae Discount Notes[2,5]	03/07/12	0.015	79,997,800
40,000,000	Fannie Mae Discount Notes[2]	03/21/12	0.020	39,998,222
25,000,000	Federal Home Loan Bank
	Discount Notes[2]	01/06/12	0.040	24,999,861
55,000,000	Federal Home Loan Bank
	Discount Notes[2,5]	03/07/12	0.012	54,998,762
20,000,000	Federal Home Loan Bank
	Discount Notes[2]	03/14/12	0.020	19,999,189
60,000,000	Federal Home Loan Bank
	Discount Notes[2,5]	03/21/12	0.020	59,997,333

The accompanying notes are an integral part of these financial statements.

Financial Statement December 31, 2011	5

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2011 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS (continued)
$20,000,000	Freddie Mac Discount Notes[2]	01/09/12	0.030%	$19,999,867
105,000,000	Freddie Mac Discount Notes[2,5]	03/05/12	0.015	104,997,289
30,000,000	Freddie Mac Discount Notes[2]	03/12/12	0.015	29,999,112
	Total U.S. Government Agency
	Obligations			474,986,435

	TIME DEPOSITS (13.0%)
30,000,000	BNP Paribas	01/03/12	0.120	30,000,000
75,000,000	HSBC Bank	01/03/12	0.010	75,000,000
75,000,000	Lloyds TSB Bank, Plc.	01/03/12	0.050	75,000,000
40,000,000	Royal Bank of Canada	01/03/12	0.010	40,000,000
10,000,000	Societe Generale	01/03/12	0.140	10,000,000
40,000,000	Wells Fargo & Co.	01/03/12	0.050	40,000,000
	Total Time Deposits			270,000,000

	REPURCHASE AGREEMENTS (11.4%)
70,000,000	BNP Paribas (Agreement dated 12/30/11
	collateralized by FHLMC 5.000%-5.500%,
	due 07/01/25-10/01/35, value $47,844,293,
	FNMA 5.500%, due 04/01/38,
	value $23,459,057)	01/03/12	0.050	70,000,000
55,000,000	Deutsche Bank AG (Agreement dated
	12/30/11 collateralized by FNMA 4.500%,
	due 05/01/41, value $56,100,001)	01/03/12	0.080	55,000,000
55,000,000	Royal Bank of Canada (Agreement dated
	12/30/11 collateralized by FHLMC
	3.000%, due 03/01/41, value $8,903,226,
	FNMA 2.985%, due 09/01/41,
	value $47,196,774)	01/03/12	0.020	55,000,000

The accompanying notes are an integral part of these financial statements.

6

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2011 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	REPURCHASE AGREEMENTS (continued)
$55,000,000	Societe Generale SA (Agreement dated
	12/30/11 collateralized by FHLMC
	2.420%-6.307%, due 01/01/20-08/01/37,
	value $26,553,863, FNMA 2.250%-6.000%,
	due 07/01/17-11/01/41, value $29,546,138)	01/03/12	0.080%	$55,000,000
	Total Repurchase Agreements			235,000,000

TOTAL INVESTMENTS AT AMORTIZED COST			99.7%	$2,061,964,745
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.3	6,953,889
NET ASSETS			100.0%	$2,068,918,634

[1]	Variable rate instrument. The maturity dates reflect earlier of reset dates or stated maturity dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the December 31, 2011 coupon or interest rate.
[2]	Coupon represents a yield to maturity.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at December 31, 2011 was $49,982,189 or 2.4% of net assets.
[4]	Variable rate demand note. The maturity dates reflect the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the December 31, 2011 coupon or interest rate.
[5]	Coupon represents a weighted average yield.

Abbreviations:

FHLMC — Federal Home Loan Mortgage Corporation.

FNMA — Federal National Mortgage Association.

The accompanying notes are an integral part of these financial statements.

Financial Statement December 31, 2011	7

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2011 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – (unadjusted) quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The accompanying notes are an integral part of these financial statements.

8

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2011 (unaudited)

At December 31, 2011, 100% of the Fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of December 31, 2011
Municipal Bonds	–	$263,984,000	–	$263,984,000
Certificates of Deposit	–	512,555,852	–	512,555,852
Commercial Paper	–	305,438,458	–	305,438,458
Repurchase Agreements	–	235,000,000	–	235,000,000
Time Deposits	–	270,000,000	–	270,000,000
U.S. Government Agency
Obligations	–	474,986,435	–	474,986,435
Total Investments,
at value	–	$2,061,964,745	–	$2,061,964,745

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of December 31, 2011, based on the valuation input levels on June 30, 2011.

The accompanying notes are an integral part of these financial statements.

Financial Statement December 31, 2011	9

BBH MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2011 (unaudited)

ASSETS:
Investments (including repurchase agreements of $235,000,000)	$2,061,964,745
Cash	7,057,672
Receivables for:
Interest	237,469
Prepaid assets	17,786
Total Assets	2,069,277,672
LIABILITIES:
Payables for:
Shareholder servicing fees	107,837
Custody and accounting fees	69,200
Professional fees	49,510
Investment advisory and administrative fees	40,408
Dividends declared	18,757
Transfer agent fees	10,296
Distribution fees	8,763
Board of Trustees’ fees	242
Accrued expenses and other liabilities	54,025
Total Liabilities	359,038
NET ASSETS	$2,068,918,634

Net Assets Consist of:
Paid-in capital	$2,068,918,932
Distributions in excess of net investment income	(298)
Net Assets	$2,068,918,634

NET ASSET VALUE AND OFFERING PRICE PER SHARE
REGULAR SHARES
($1,392,656,445 ÷ 1,392,656,357 shares outstanding)	$1.00
INSTITUTIONAL SHARES
($676,262,189 ÷ 676,261,894 shares outstanding)	$1.00

The accompanying notes are an integral part of these financial statements.

10

BBH MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the six months ended December 31, 2011 (unaudited)

NET INVESTMENT INCOME:
Income:
Interest and other income	$1,392,219
Expenses:
Investment advisory and administrative fees	2,061,152
Shareholder servicing fees	1,476,568
Custody and accounting fees	141,066
Board of Trustees’ fees	55,452
Professional fees	40,985
Distribution fees	16,131
Transfer agent fees	15,123
Miscellaneous expenses	103,262
Total Expenses	3,909,739
Expense offset arrangement	(1,933)
Investment advisory and administrative fee/shareholder
servicing fee waivers	(2,593,350)
Net Expenses	1,314,456
Net Investment Income	$77,763

NET REALIZED GAIN:
Net realized gain on investments	12,974
Net Increase in Net Assets Resulting from Operations	$90,737

The accompanying notes are an integral part of these financial statements.

Financial Statement December 31, 2011	11

BBH MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended December 31, 2011 (unaudited)	For the year ended June 30, 2011
INCREASE IN NET ASSETS:
Operations:
Net investment income	$77,763	$325,887
Net realized gain on investments	12,974	40,686
Net increase in net assets resulting
from operations	90,737	366,573
Distributions declared:
From net investment income:
Regular Shares	(59,224)	(115,551)
Institutional Shares	(31,513)	(249,577)
Total distributions declared	(90,737)	(365,128)
From Fund Share (Principal) Transactions at
Net Asset Value of $1.00 per share:
Fund shares sold	2,753,390,560	5,322,333,165
Fund shares issued in connection with
reinvestments of dividends	22,966	130,937
Fund shares repurchased	(2,397,350,215)	(5,312,002,132)
Net increase in net assets resulting from
fund share transactions	356,063,311	10,461,970
Total increase in net assets	356,063,311	10,463,415

NET ASSETS:
Beginning of year	1,712,855,323	1,702,391,908
End of period (including distributions in excess
of net investment income of $(298) and
$(298), respectively)	$2,068,918,634	$1,712,855,323

The accompanying notes are an integral part of these financial statements.

12

BBH MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Regular Share outstanding throughout each period

	For the six months ended December 31, 2011 (unaudited)	For the years ended June 30,
		2011	2010	2009	2008	2007
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1]	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.04	0.05
Distributions to shareholders from
net investment income	0.00 [2]	0.00 [2]	0.00 [2]	(0.01)	(0.04)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.01%	0.01%	1.10%	3.77%	4.97%

Ratios/Supplemental data:
Net assets, end of period
(in millions)	$1,393	$1,119	$1,116	$1,717	$1,409	$1,172
Ratio of expenses to average net
assets before reductions	0.52%[6]	0.52%	0.51%	0.52%	0.51%	0.51%
Expense reimbursement	0.37%[3,6]	0.23%[3]	0.10%[3]	–	–	–
Expense offset arrangement	0.00%[4,6]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	–
Ratio of expenses to average net
assets net of reductions	0.15%[6]	0.29%	0.41%	0.52%	0.51%	0.51%[5]
Ratio of net investment income to
average net assets	0.01%[6]	0.01%	0.00%[4]	1.07%	3.63%	4.79%[5]

[1]	Calculated using average shares outstanding for the period.
[2]	Less then 0.01 per share.
[3]	During the period ended December 31, 2011 and the fiscal years ended June 30, 2011 and 2010, the investment advisory and administrative fee/shareholder servicing fee waivers as a result of a minimum yield agreement were $2,200,914, $2,665,689, and $1,444,177, respectively.
[4]	Less than 0.01%.
[5]	Ratios include the Fund’s share of income, expenses paid by, and the expense offset arrangement, of the BBH U.S. Money Market Portfolio, which the Fund invested in through June 12, 2007, as appropriate.
[6]	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Statement December 31, 2011	13

BBH MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for an Institutional Share outstanding throughout each period

	For the six months ended December 31, 2011 (unaudited)	For the years ended June 30,				For the period from January 26, 2007 (commencement of operations) to June 30, 2007
		2011	2010	2009	2008
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment
operations:
Net investment income[1]	0.00[2]	0.01	0.00[2]	0.01	0.04	0.02
Distributions to
shareholders from net
investment income	0.00[2]	(0.01)	0.00[2]	(0.01)	(0.04)	(0.02)
Net asset value,
end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.04%	0.16%	1.35%	4.02%	2.21%[3]

Ratios/Supplemental data:
Net assets, end of period
(in millions)	$676	$594	$586	$989	$765	$1,140
Ratio of expenses to
average net assets
before reductions	0.27%[7]	0.27%	0.26%	0.27%	0.26%	0.26%
Expense reimbursement	0.12%[4,7]	0.01%[4]	–	–	–	–
Expense offset
arrangement	0.00%[5,7]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	–
Ratio of expenses to
average net assets
net of reductions	0.15%[7]	0.26%	0.26%	0.27%	0.26%	0.26%[6,7]
Ratio of net investment
income to average
net assets	0.01%[7]	0.04%	0.16%	1.29%	3.86%	5.07%[6,7]

[1]	Calculated using average shares outstanding for the period.
[2]	Less then $0.01 per share.
[3]	Inception to date return.
[4]	During the period ended December 31, 2011 and the fiscal year ended June 30, 2011, the investment advisory and administrative fee/shareholder servicing fee waivers as a result of a minimum yield agreement were $392,436 and $61,661, respectively.
[5]	Less then 0.01%.
[6]	Ratios include the Fund’s share of income, expenses paid by, and the expense offset arrangement, of the BBH U.S. Money Market Portfolio, in which the Fund invested all of its assets prior to June 12, 2007, as appropriate.
[7]	Annualized.

The accompanying notes are an integral part of these financial statements.

14

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2011 (unaudited)

1.	Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized as a Massachusetts business trust on June 7, 1983 and reorganized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 12, 1983. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to create an unlimited number of series, each of which may issue a separate class of shares. The Fund currently offers two classes of shares, Regular Shares and Institutional Shares. Regular Shares and Institutional Shares have different operating expenses. At December 31, 2011, there were four series of the Trust.

Prior to June 12, 2007, the Fund invested all of its assets in the BBH U.S. Money Market Portfolio (the “Portfolio”), an open-end management investment company having the same investment objective as the Fund. Effective June 12, 2007, the Fund redeemed its shares of the Portfolio and began investing its assets directly. There were no changes to the Fund’s investment policies and restrictions. The Fund recorded its share of the Portfolio’s income and expenses daily until the date of the redemption.

2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. The Fund values its investments at amortized cost, which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is in compliance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be valued as determined in accordance with procedures adopted by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined on the identified cost method. Interest income is accrued as earned and consists of interest accrued, accretion of discount on debt securities (including both original issue and market discount) and premium amortization on the investments of the Fund.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Financial Statement December 31, 2011	15

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (unaudited)

D.	Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government obligations as designated by the Federal Reserve Bank of New York. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction or effectively the interest rate paid by the dealer to the Fund. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. Information regarding repurchase agreements held by the Fund is included in the Portfolio of Investments.
E.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund’s tax return due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of ASC 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of December 31, 2011, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended December 31, 2011, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

16

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (unaudited)

F.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually. The Fund declared dividends in the amounts of $59,224 and $31,513 to Regular and Institutional shareholders, respectively, during the six months ended December 31, 2011. The tax character of distributions paid during the fiscal years ended June 30, 2011 and 2010 were as follows:
Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Total distributions paid
2011:	$ 365,128	–	$ 365,128	$ 365,128
2010:	1,727,182	$378	1,727,560	1,727,560

As of June 30, 2011 and 2010, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

		Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2011	:	$21,417	–	$21,417	–	–	–	$21,417
2010	:	20,813	–	20,813	–	–	–	20,813

As of June 30, 2011, the Fund did not have a net capital loss carryforward.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short term capital loss.

Total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

Financial Statement December 31, 2011	17

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (unaudited)

G.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
3.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”), provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and incurred monthly at an annual rate equivalent to 0.25% on the first $1,000,000,000 of the Fund’s average daily net assets and 0.20% of the Fund’s average daily net assets in excess of $1,000,000,000. For the six months ended December 31, 2011, the Fund incurred $2,061,152 for services under the Agreement.
B.	Investment Advisory and Administrative Fee Waiver. Effective July 6, 2009, the SID voluntarily began to waive its Investment Advisory and Administrative Fee and credit daily to the Fund an amount which would maintain the minimum daily yield of the Fund at 1 basis point (0.01%). The amount credited each day would be an offset to the daily accrual of the Investment Advisory and Administrative Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of the SID. For the six months ended December 31, 2011, the SID waived fees in the amount of $1,344,626 and $392,436 for Regular Shares and Institutional Shares, respectively.
C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Regular Shares Class of the Fund calculated daily and incurred monthly at an annual rate of 0.25% of the Regular Share Class average daily net assets. For the six months ended December 31, 2011, the Regular Shares Class of the Fund incurred $1,476,568 in shareholder servicing fees.
D.	Shareholder Servicing Fee Waiver. Effective May 1, 2010, BBH voluntarily began to waive its Shareholder Servicing Fee for the Regular Shares only when the Investment Advisory and Administrative Fee waiver is not enough to maintain the minimum daily yield of the Fund at 1 basis point (0.01%). The amount credited each day would be an offset to the daily accrual of the Shareholder Servicing Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of BBH. For the six months ended December 31, 2011, BBH waived fees in the amount of $856,288.
18

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (unaudited)

E.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.01% per annum on the first $1,000,000,000 of net assets and, 0.005% per annum on all assets over $1,000,000,000. For the six months ended December 31, 2011, the Fund incurred $141,066 in custody and fund accounting fees. These fees for the Fund were reduced by $1,933 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended December 31, 2011, was $1,264.
F.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee and reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2011, the Fund incurred $55,452 in non-interested Trustee compensation and reimbursements.
4.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Regular Shares and Institutional Shares of beneficial interest, at no par value. Transactions in Regular Shares and Institutional Shares were as follows:
	For the six months ended December 31, 2011 (unaudited)		For the year ended June 30, 2011
	Shares	Dollars	Shares	Dollars
Regular Shares
Shares sold	1,825,993,282	$1,825,993,282	3,061,959,187	$3,061,959,187
Shares issued in connection
with reinvestments of
dividends	6,579	6,579	15,895	15,895
Shares redeemed	(1,552,504,026)	(1,552,504,027)	(3,058,854,109)	(3,058,854,109)
Net increase	273,495,835	$273,495,834	3,120,973	$3,120,973
Institutional Shares
Shares sold	927,397,278	$927,397,278	2,260,373,978	$2,260,373,978
Shares issued in connection
with reinvestments of
dividends	16,387	16,387	115,042	115,042
Shares redeemed	(844,846,187)	(844,846,188)	(2,253,148,023)	(2,253,148,023)
Net increase	82,567,478	$82,567,477	7,340,997	$7,340,997

Financial Statement December 31, 2011	19

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 (unaudited)

5.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (liquidity risk) risks associated with investing a significant portion of its assets in government securities, certain municipal securities and U.S. bank obligations (concentration risks) or certain risks associated with investing in foreign securities not present in domestic investments (foreign investment risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. The Fund’s exposure to these risks with respect to these financial assets held by the Fund is reflected in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
20

BBH MONEY MARKET FUND
DISCLOSURE OF FUND EXPENSES
December 31, 2011 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Financial Statement December 31, 2011	21

BBH MONEY MARKET FUND
DISCLOSURE OF FUND EXPENSES (continued)
December 31, 2011 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period July 1, 2011 to December 31, 2011[1]
Regular Shares
Actual	$1,000	$1,000	$0.75
Hypothetical[2]	$1,000	$1,024	$0.76

	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period July 1, 2011 to December 31, 2011[1]
Institutional Shares
Actual	$1,000	$1,000	$0.75
Hypothetical[2]	$1,000	$1,024	$0.76

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.15% and 0.15% for Regular and Institutional Shares, respectively, multiplied by 184/366 (to reflect the one half-year period).
[2]	Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.
22

BBH MONEY MARKET FUND
DISCLOSURE OF ADVISOR SELECTION
December 31, 2011 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that the continuance of a fund’s investment advisory agreements must be approved annually both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of whom are Independent Trustees, held an in person meeting on December 7, 2011, to consider whether to renew the Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and BBH, on behalf of the SID with respect to the existing funds in the Trust, including the Fund. In approving the renewal of the Agreement with respect to the Fund for an additional one year term, the Board determined that the terms of the Agreement were fair and reasonable.

Both in the meeting specifically held to address the continuance of the Agreement and at other meetings during the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser and BBH, including information about personnel, operations and Fund performance. The Board received a memorandum from Counsel to the Trust (“Fund Counsel”) regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

The following is a summary of the factors the Board took into consideration in making its determination to approve continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board received and considered information, during the in person meeting held on December 7, 2011, and during the past year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including portfolio management, supervision of operations and compliance and regulatory filings, disclosures to Fund shareholders, general oversight of service providers, assisting the Board, including the Independent Trustees, in their capacity as Trustees, CCO services for the Trust and other services. The Board considered the resources of the Investment Adviser and BBH dedicated to the Fund noting that BBH also provides administrative, custody and shareholder services to the Fund.

Financial Statement December 31, 2011	23

BBH MONEY MARKET FUND
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2011 (unaudited)

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that in the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund under the Agreement.

Investment Results

The Board received and considered performance information for the Fund. The Board considered the investment results of the Fund as compared with a selected securities index as well as a selection of peer funds. The Board reviewed information showing performance of the Fund over the 1-, 3-, 5- and 10-year periods ended September 30, 2011 as compared to an appropriate securities benchmark and fund peers over comparable periods. In addition, the Board received detailed performance information for the Fund at other meetings held during the year. In evaluating the performance of the Fund, the Board considered risk expectations for the Fund as well as the level of Fund performance in the context of its review of Fund expenses and the Investment Adviser’s profitability. Based on this information, the Board concluded that it was satisfied with the investment results that the Investment Adviser was able to achieve for the Fund.

Fee Rates

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into account the waiver. The Board considered the depth and range of services provided under the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fee and the Fund’s net total expenses with those of a selection of peer funds. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be reasonable in light of the services rendered and was the result of arm’s length negotiations.

Costs of Services Provided and Profitability

The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2011, and for the prior one-year period. The data also included the effect of revenue generated by the shareholder servicing, custody and administration fees paid by the Fund to BBH. The Board reviewed the allocation methods used in preparing the profitability data. The Board also considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH. The Board focused on

24

BBH MONEY MARKET FUND
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2011 (unaudited)

profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser and BBH’s profitability were not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee schedule. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

Financial Statement December 31, 2011	25

BBH MONEY MARKET FUND
CONFLICTS OF INTEREST
December 31, 2011 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the Investment Adviser, BBH provides administrative, custody, fund accounting, shareholder servicing, and securities lending services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to the Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets. From time to time, BBH may buy or sell shares of the Fund on behalf of discretionary wealth management clients.

The SID may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or brokerage services. The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and brokerage services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities. The SID currently does not direct brokerage transactions for BBH Money Market Fund.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees.

26

BBH MONEY MARKET FUND
CONFLICTS OF INTEREST (continued)
December 31, 2011 (unaudited)

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities within the parameters of which have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, the Investment Adviser has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Fund has designated a chief compliance officer and has adopted and implemented policies and procedures designed to address the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. The Trustees receive regular reports from the Investment Adviser and the Fund’s chief compliance officer on areas of potential conflict.

Financial Statement December 31, 2011	27

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
Alps Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Co 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
(800) 625-5759

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the U.S. Securities and Exchange Commission (“SEC”) a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Fund at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

Not required for this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required for this semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required for this semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not required for this semi-annual report on Form N-CSR.
(b)	Not required.

Item 6. Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this semi-annual report on Form N-CSR.
(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.
(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By: (Signature and Title)

/s/ Radford W. Klotz

Radford W. Klotz

Title:  President (Principal Executive Officer)

Date: March 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Radford W. Klotz

Radford W. Klotz

Title: President (Principal Executive Officer)

Date: March 8, 2012

By: (Signature and Title)

/s/ Charles H. Schreiber

Charles H. Schreiber

Title: Treasurer (Principal Financial Officer)

Date: March 8, 2012